Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares	Unlimited	Unlimited
Common stock, issued shares	152,519,521	147,330,917
Common stock, outstanding shares	152,519,521	147,330,917